Average Annual Total Returns{- Fidelity Series Investment Grade Securitized Fund} - 08.31 Fidelity Series Investment Grade Securitized Fund PRO-04 - Fidelity Series Investment Grade Securitized Fund	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Past 1 year	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Since Inception		LB371 Past 1 year	LB371 Since Inception
Total	5.24%	5.64%	[1]	3.72%	4.11%	[1]	3.09%	3.66%	[1]	4.18%	5.15%	[1]

[1]	(a)From August 17, 2018